Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other
Million US dollar	2017	2016
Collateral given for own liabilities	426	490
Collateral and financial guarantees received for own receivables and loans to customers	326	228
Contractual commitments to purchase property, plant and equipment	550	817
Contractual commitments to acquire loans to customers	16	11
Other commitments	1 834	1 768